Marketable debt securities - Other disclosures - Unsecured bonds (Details) $ in Millions, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Financial liabilities
Total financial liabilities	$ 1,604,462		$ 1,477,724
Marketable debt securities
Financial liabilities
Total financial liabilities	134,913		101,682
Unsecured bonds
Financial liabilities
Financial liabilities		$ 35,040	27,461
Accrued interest		139	268
Total financial liabilities	$ 35,179	35,179	27,729
Unsecured bonds July 09, 2026
Financial liabilities
Financial liabilities		$ 5,000
Unsecured bonds July 09, 2026 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.29%	0.29%
Unsecured bonds March 30, 2026
Financial liabilities
Financial liabilities		$ 2,550	$ 7,150
Interest rate (as a percent)	8.95%	8.95%	8.95%
Unsecured bonds November 21, 2028
Financial liabilities
Financial liabilities		$ 6,500	$ 6,500
Interest rate (as a percent)	8.08%	8.08%	8.08%
Unsecured bonds September 1, 2026
Financial liabilities
Financial liabilities		$ 3,000	$ 3,000
Interest rate (as a percent)	7.19%	7.19%	7.19%
Unsecured bonds March 30, 2026 - Two
Financial liabilities
Financial liabilities		$ 4,600
Interest rate (as a percent)	8.95%	8.95%
Unsecured bonds March 26, 2029
Financial liabilities
Financial liabilities		$ 2,790
Interest rate (as a percent)	8.72%	8.72%
Unsecured bonds March 29, 2027
Financial liabilities
Financial liabilities		$ 7,100
Unsecured bonds March 29, 2027 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.07%	0.07%
Unsecured bonds November 25, 2025
Financial liabilities
Financial liabilities		$ 3,500	$ 3,500
Unsecured bonds November 25, 2025 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.05%	0.05%	0.05%
Unsecured bonds April 4, 2022
Financial liabilities
Financial liabilities			$ 2,850
Unsecured bonds April 4, 2022 | TIIE
Financial liabilities
Spread on rate (as a percent)			0.10%
Unsecured bonds May 6, 2022
Financial liabilities
Financial liabilities			$ 4,461
Unsecured bonds May 6, 2022 | TIIE
Financial liabilities
Spread on rate (as a percent)			0.15%